Consolidated statement of changes in shareholders' equity - EUR (€) shares in Thousands, € in Millions	Share capital	Share issue premium	Treasury shares	Translation differences	Fair value and other reserves	Reserve for invested non-restricted equity	Retained earnings	Equity holders of the parent	Non-controlling interests	Total
Balance as of beginning of the year at Dec. 31, 2014	€ 246	€ 439	€ (988)	€ 1,099	€ 22	€ 3,083	€ 4,710	€ 8,611	€ 58	€ 8,669
Balance as of beginning of the year (in shares) at Dec. 31, 2014	3,648,143
Remeasurements of defined benefit plans, net of tax					85		(7)	78		78
Translation differences				(1,057)				(1,057)	4	(1,053)
Net investment hedge losses, net of tax				252				252		252
Cash flow hedges, net of tax					(4)			(4)		(4)
Available-for-sale investments, net of tax					95			95		95
Other increase (decrease), net					6		1	7	(1)	6
Profit/(loss) for the year							2,466	2,466	2	2,468
Total comprehensive (loss)/income for the year				(805)	182		2,460	1,837	5	1,842
Share-based payment		34						34		34
Excess tax benefit on share-based payment		(2)						(2)		(2)
Settlement of performance and restricted shares		(12)	24			(16)		(4)		(4)
Settlement of performance and restricted shares (in shares)	1,281
Acquisition of treasury shares			(174)					(174)		(174)
Acquisition of treasury shares (in shares)	(24,516)
Cancellation of treasury shares			427				(427)
Stock options exercised						4		4		4
Stock options exercised (in shares)	1,042
Dividends							(507)	(507)	(5)	(512)
Acquisition of non-controlling interests							(15)	(15)	(37)	(52)
Convertible bond - equity component		(57)					57
Convertible bond - conversion to equity		(30)				750		720		720
Convertible bond - conversion to equity (in shares)	313,681
Other movements		8	(7)	(2)		(1)	1	(1)		(1)
Other movements (in shares)	(436)
Total other equity movements		(59)	270	(2)		737	(891)	55	(42)	13
Balance as of end of the year at Dec. 31, 2015	€ 246	380	(718)	292	204	3,820	6,279	10,503	21	10,524
Balance as of end of the year (in shares) at Dec. 31, 2015	3,939,195
Remeasurements of defined benefit plans, net of tax					348			348	(4)	344
Translation differences				289				289	(38)	251
Net investment hedge losses, net of tax				(83)				(83)		(83)
Cash flow hedges, net of tax					12			12		12
Available-for-sale investments, net of tax					(73)			(73)		(73)
Other increase (decrease), net					(1)		(3)	(4)	(2)	(6)
Profit/(loss) for the year							(766)	(766)	(161)	(927)
Total comprehensive (loss)/income for the year				206	286		(769)	(277)	(205)	(482)
Share-based payment		117						117		117
Excess tax benefit on share-based payment		(6)						(6)		(6)
Settlement of performance and restricted shares		(22)	68			(52)		(6)		(6)
Settlement of performance and restricted shares (in shares)	3,408
Acquisition of treasury shares			(231)					(231)		(231)
Acquisition of treasury shares (in shares)	(54,296)
Stock options exercised		3				3		6		6
Stock options exercised (in shares)	1,074
Dividends							(1,501)	(1,501)	(14)	(1,515)
Acquisition of non-controlling interests				(15)	(2)	359	(459)	(117)	(635)	(752)
Acquisition of non-controlling interests (in shares)	65,778
Convertible bond - equity component		(38)					38
Acquisitions through business combinations						11,616		11,616	1,714	13,330
Acquisitions through business combinations (in shares)	1,765,358
Equity issuance costs related to acquisitions						(16)		(16)		(16)
Vested portion of share-based payment awards related to acquisitions		6						6		6
Other movements		(1)				1
Other movements (in shares)	(14)
Total other equity movements		59	(163)	(15)	(2)	11,911	(1,922)	9,868	1,065	10,933
Balance as of end of the year at Dec. 31, 2016	€ 246	439	(881)	483	488	15,731	3,588	20,094	881	20,975
Balance as of end of the year (in shares) at Dec. 31, 2016	5,720,503
Remeasurements of defined benefit plans, net of tax					662			662		662
Translation differences				(1,768)				(1,768)	(50)	(1,818)
Net investment hedge losses, net of tax				352				352		352
Cash flow hedges, net of tax					28			28		28
Available-for-sale investments, net of tax					(86)			(86)		(86)
Other increase (decrease), net					2			2		2
Profit/(loss) for the year							(1,494)	(1,494)	36	(1,458)
Total comprehensive (loss)/income for the year				(1,416)	606		(1,494)	(2,304)	(14)	(2,318)
Share-based payment		92						92		92
Excess tax benefit on share-based payment		(7)						(7)		(7)
Settlement of performance and restricted shares		(79)	170			(116)		(25)		(25)
Settlement of performance and restricted shares (in shares)	12,199
Acquisition of treasury shares			(769)					(769)		(769)
Acquisition of treasury shares (in shares)	(153,601)
Stock options exercised						1		1		1
Stock options exercised (in shares)	416
Dividends							(963)	(963)	(7)	(970)
Acquisition of non-controlling interests							12	12	(788)	(776)
Acquisitions through business combinations									17	17
Disposal of subsidiaries									(9)	(9)
Other movements		2		1			4	7		7
Total other equity movements		8	(599)	1		(115)	(947)	(1,652)	(787)	(2,439)
Balance as of end of the year at Dec. 31, 2017	€ 246	€ 447	€ (1,480)	€ (932)	€ 1,094	€ 15,616	€ 1,147	€ 16,138	€ 80	€ 16,218
Balance as of end of the year (in shares) at Dec. 31, 2017	5,579,517